CONSOLIDATED STATEMENTS OF OPERATIONS 3 (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
REVENUES:
Total Revenues	$ 4,022,238	$ 1,740,457	$ 9,078,696	$ 4,543,879
COST OF REVENUES:
Total Cost of Revenues	2,922,686	1,668,796	6,474,464	4,239,006
GROSS MARGIN	1,099,552	71,661	2,604,232	304,873
OPERATING EXPENSES:
Sales and marketing	297,057	361,820	956,937	1,024,872
Research and development	329,424	332,469	1,296,480	1,163,341
General and Administration	2,342,089	1,823,865	6,255,926	5,333,921
Total Operating Expenses	2,968,570	2,518,154	8,509,343	7,522,134
LOSS FROM OPERATIONS	(1,869,018)	(2,446,493)	(5,905,111)	(7,217,261)
OTHER INCOME (EXPENSES):
Interest expense	(2,057)	(4,819)	(7,943)	(16,580)
Other income, net	(53,993)	875	698	1,424,501
Total Other Income (Expenses)	(56,050)	(3,944)	(7,245)	1,407,921
NET LOSS	$ (1,925,068)	$ (2,450,437)	$ (5,912,356)	$ (5,809,340)
Net Loss Per Share
Basic	$ (0.30)	$ (0.68)	$ (1.01)	$ (1.63)
Diluted	$ (0.30)	$ (0.68)	$ (1.01)	$ (1.63)
Weighted Average Shares
Basic	6,450,180	3,588,381	5,859,375	3,559,340
Diluted	6,450,180	3,588,381	5,859,375	3,559,340
Product [Member]
REVENUES:
Total Revenues	$ 2,709,899	$ 1,153,150	$ 6,273,213	$ 2,743,849
COST OF REVENUES:
Total Cost of Revenues	2,176,761	1,363,127	5,016,551	3,162,866
Service, Other [Member]
REVENUES:
Total Revenues	1,312,339	587,307	2,805,483	1,800,030
COST OF REVENUES:
Total Cost of Revenues	$ 745,925	$ 305,669	$ 1,457,913	$ 1,076,140